Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ (618)	£ 1,181
Currency translation movements	(7)	(6)
Hedging losses for the year	(7,283)	(2,206)
Amounts reclassified in relation to cash flows affecting profit or loss	543	(327)	£ (282)
Tax	1,808	740	(291)
Reserve of cash flow hedges, end of period	(5,557)	(618)	1,181
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,581	2,736
Currency translation movements	3,483	(92)
Hedging losses for the year	(1,130)	(91)
Amounts reclassified in relation to cash flows affecting profit or loss	58	28
Tax	0	0
Currency translation reserve, end of period	£ 4,992	£ 2,581	£ 2,736